Schedule of Benefit (Provision) for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current - domestic			$ (21)	$ (2)
Current - foreign			803	2,998
Current - total			782	2,996
Deferred - domestic
Income tax benefit		$ 1,354	$ 782	$ 2,996